Fair Value Measurements - Forward Purchase Agreements (Details) $ / shares in Units, $ in Thousands				1 Months Ended	2 Months Ended	7 Months Ended
	Nov. 17, 2023 shares	Nov. 10, 2023 $ / shares	Jun. 29, 2023 USD ($) D $ / shares shares	Jul. 21, 2023 USD ($)	Sep. 30, 2023 USD ($)	Jul. 21, 2023 USD ($)
Fair Value Measurements
Closing date of business			2 years
Period after delivery of written notice			90 days
Consecutive trading days | D			30
Forward purchase agreement liability					$ 48,453
Loss on issuance of financing arrangements related to the forward purchase agreement derivative contract					(15,500)
Change in fair value of forward purchase agreements and derivative				$ 4,959	15,776	$ 4,959
Forward Purchase Agreements | Priveterra
Fair Value Measurements
Prepayment amount to be paid to seller				66,700		66,700
Present value of prepayment amount				60,700		60,700
Loss on issuance of financing arrangements					$ 6,000
Maximum number of shares of common stock to be issued on the cash settlement payment date | shares			7,500,000
Price per share on the cash settlement payment date | $ / shares			$ 2.00
Forward Purchase Agreements | Priveterra | Common Class A [Member]
Fair Value Measurements
Number of shares to be issued | shares	7,263,764		7,500,000
Number of shares purchased by seller from third-parties through a broker in the open market | shares			236,236
Maximum allowed seller's ownership (as a percent)			9.90%
Prepayment amount to be paid to seller			$ 66,700	$ 66,700		$ 66,700
Number of additional shares to be issued | shares			6,275,000
Redemption price per share | $ / shares			$ 10.63
Period after which reset price becomes subject to monthly resets			90 days
Volume weighted average period			30 days
Share price | $ / shares		$ 4.18
Reset price floor | $ / shares			$ 7.00
Threshold share price | $ / shares			$ 10.00
Reset Price | $ / shares		$ 7.00